Consolidated Statements of Operations and of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Research and development expenses	$ 9,801	$ 7,594	$ 2,491
Marketing expenses	3,044	1,628	506
General and administrative expenses	6,937	8,010	5,380
Impairment loss	15,577	0	0
Public Listing Expenses	0	0	10,164
Operating loss	35,359	17,232	18,541
Financing income	(4,878)	(509)	(110)
Financing expenses	286	1,299	93
Total financing (income) expenses	(4,592)	790	(17)
Loss for the period	30,767	18,022	18,524
Capital reserve for financial assets at fair value that will not be transferred to profit or loss	0	0	334
Currency translation differences loss (income) that might be transferred to profit or loss over ILS	2,131	(1,942)	(758)
Currency translation differences loss (income) that might be transferred to profit or loss over EUR	568	1,447	0
Total comprehensive loss for the period	$ 33,466	$ 17,527	$ 18,100
Loss per ordinary share, no par value (USD)
Basic loss per share (USD)	$ 0.226	$ 0.155	$ 0.308
Diluted loss per share (USD)	$ 0.226	$ 0.155	$ 0.308
Weighted average number of shares outstanding
Weighted average number of shares outstanding - basic (shares)	135,900,869	115,954,501	60,112,197
Weighted average number of shares outstanding - diluted (shares)	135,900,869	115,954,501	60,112,197